Employee Benefit Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Matrix [Member]
Employee Benefit Liabilities (Tables) [Line Items]
Schedule of defined benefit plans
	December 31,
	2021	2020
Defined benefit obligation	123,138	113,540
Fair value of plan assets	(110,497)	(98,421)
Net defined benefit liability	12,641	15,119